Transfer of Financial Assets (Details Textuals) In Millions	12 Months Ended
	Mar. 31, 2011 Financial Services [Member] JPY (¥)	Mar. 31, 2010 Financial Services [Member] JPY (¥)	Mar. 31, 2009 Financial Services [Member] JPY (¥)	Mar. 31, 2011 Sony Corp [Member] JPY (¥)	Mar. 31, 2010 Sony Corp [Member] JPY (¥)	Mar. 31, 2009 Sony Corp [Member] JPY (¥)	Mar. 31, 2011 Bankruptcy-remote entity, which is consolidated by Sony's U.S. subsidiary [Member] JPY (¥)	Mar. 31, 2010 Bankruptcy-remote entity, which is consolidated by Sony's U.S. subsidiary [Member] JPY (¥)	Mar. 31, 2010 Bankruptcy-remote entity, which is consolidated by Sony's U.S. subsidiary [Member] USD ($)
Transfer of Financial Assets (Textuals) [Abstract]
Trade accounts receivable eligible for sale under accounts receivable sales programs	¥ 24,000			¥ 47,200					$ 450
Original due dates of receivable which company can sell	Not more than 180 days after the sales of receivables			Not more than 190 days after the sales of receivables
Trade accounts receivable sold	166,025	183,805	166,077	136,232	109,271	130,847	414,147	258,085
Sales proceeds of accounts receivable held back and deferred in other current assets							32,751
Deferred sales proceeds under accounts receivable sales program							185,647
Total collections of deferred proceeds							¥ 153,550